Share capital and share based payments - Additional Information (Details)							12 Months Ended
	Nov. 07, 2022 shares € / shares	Jul. 27, 2022 shares € / shares	Jul. 13, 2022 shares € / shares	Apr. 22, 2022 shares € / shares	Feb. 14, 2022 shares	Jan. 03, 2022 shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 16, 2022 € / shares	Aug. 06, 2021 € / shares	Jul. 22, 2021 € / shares	Jul. 19, 2021 € / shares	Jul. 07, 2021 € / shares	Jun. 04, 2021 € / shares	Sep. 24, 2020 € / shares	Sep. 11, 2020 € / shares	Jul. 13, 2020 € / shares	Jul. 07, 2020 € / shares	Jan. 27, 2020 € / shares	Jan. 15, 2020 € / shares	Dec. 31, 2019 € / shares shares
Disclosure of changes in the share capital
Share capital | €							€ 4,011,308	€ 3,978,000	€ 3,950,000
Number of shares outstanding							79,542,627
Par value per share (in EUR per share) | € / shares	€ 0.05	€ 0.05	€ 0.05	€ 0.05			€ 0.05	€ 0.05	€ 0.05	€ 0	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05
Total number of shares issued (in shares)							80,226,164	79,556,722	79,000,952													78,825,621
Number of own shares							18,575
Expense from share-based payment transactions with employees | €							€ 4,249,000	€ 2,617,000	€ 2,475,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					185,280
AGA Employee 2017
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							110,500	110,500	110,500
AGA Perf Management 2018 / AGA Perf Employees 2018
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees | €							€ 0	€ (232,000)	€ 618,000
Performance conditions threshold						55.00%
AGA Perf Employees 2018-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						103,125
AGA Perf Management 2018-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						110,000
AGA 2018-1 Employees
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees | €							0	0	23,000
AGAP Management 2017-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees | €							€ 0	€ 71,000	€ 43,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							0	0	0
AGAP Employee 2019 / AGAP Management 2019
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees | €							€ (181,000)	€ 649,000	€ 867,000
AGA Bonus 2019-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees | €							€ 0	€ 0	€ 0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							57,376	57,376	57,376
AGA Perf Employees 2020-1 / AGA Perf Management 2020
Disclosure of changes in the share capital
Revenue from collaboration and licensing agreements, minimum accrual between attribution and definitive acquisition date | €							€ 100,000,000
AGAP Employee 2020 / AGAP Management 2020
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees | €							1,738,000	€ 1,253,000	€ 502,000
AGA Bonus 2020-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees | €							€ 0	€ 0	€ 394,000
Percentage of premium increased							30.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							61,976	48,362	0
AGAP Employee 2021 / AGAP Management 2021
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees | €							€ 1,577,000	€ 473,000	€ 0
AGA Bonus 2021-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees | €							€ 0	€ 432,000	€ 0
Percentge of annual variable compensation							50.00%
Percentage of premium increased							50.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		125,748					125,748	0
BSAAR
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							750	230,000	1,500
Share-based payment transactions with employees, awards, expected term (year)							10 years
AGA Perf Management 2019-1
Disclosure of changes in the share capital
Performance conditions threshold	50.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	171,550
AGA Bonus 2022-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees | €							€ 499,000	€ 0	€ 0
Percentge of annual variable compensation							50.00%
Percentage of premium increased							50.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							0
Common shares
Disclosure of changes in the share capital
Number of shares outstanding							80,212,069	79,542,627	78,986,490													78,811,114
Par value per share (in EUR per share) | € / shares							€ 0.05
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	319,050	125,748	13,614	25,000	46,320
2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share) | € / shares							€ 0.05
Total number of shares issued (in shares)							6,881
2017 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share) | € / shares							€ 0.05
Total number of shares issued (in shares)							7,581